UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments:

Putnam VT Income Fund

The fund's portfolio
3/31/13 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (50.9%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (5.1%)

Government National Mortgage Association Pass-Through Certificates
3 1/2s, July 15, 2042	$3,086,039	$3,361,468
3s, TBA, May 1, 2043	4,000,000	4,165,625
3s, TBA, April 1, 2043	7,000,000	7,308,984
3s, TBA, April 1, 2043	4,000,000	4,180,312

		19,016,389
U.S. Government Agency Mortgage Obligations (45.8%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
6s, May 1, 2040	2,949,146	3,226,435
3s, TBA, April 1, 2043	9,000,000	9,239,765

Federal National Mortgage Association Pass-Through Certificates
5s, March 1, 2038	119,102	128,975
4s, with due dates from June 1, 2042 to November 1, 2042	33,731,866	36,805,683
3s, TBA, May 1, 2043	53,000,000	54,509,260
3s, TBA, April 1, 2043	66,000,000	68,057,327

		171,967,445

Total U.S. government and agency mortgage obligations (cost $191,207,715)		$190,983,834

U.S. TREASURY OBLIGATIONS (0.2%)(a)
	Principal amount	Value

U.S. Treasury Inflation Protected Securities 2s, July 15, 2014(i)	$246,658	$262,175

U.S. Treasury Notes
2 5/8s, November 15, 2020	128,000	139,609
1 7/8s, June 30, 2015(i)	155,000	161,256

Total U.S. treasury Obligations (cost $544,829)		$563,040

MORTGAGE-BACKED SECURITIES (37.7%)(a)
	Principal amount	Value

Agency collateralized mortgage obligations (17.9%)

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.787s, 2032	$57,577	$94,218
IFB Ser. 3408, Class EK, 24.975s, 2037	651,227	1,023,245
IFB Ser. 2976, Class LC, 23.675s, 2035	81,531	132,894
IFB Ser. 2979, Class AS, 23.528s, 2034	67,405	90,603
IFB Ser. 3072, Class SM, 23.052s, 2035	403,737	630,882
IFB Ser. 3065, Class DC, 19 1/4s, 2035	543,300	839,844
IFB Ser. 2990, Class LB, 16.426s, 2034	514,570	712,046
IFB Ser. 4105, Class HS, IO, 6.397s, 2042	1,346,592	331,342
IFB Ser. 3803, Class SP, IO, 6.397s, 2038	1,919,675	163,172
IFB Ser. 3907, Class KS, IO, 6.347s, 2040	1,832,655	253,396
IFB Ser. 3708, Class SA, IO, 6.247s, 2040	3,307,302	496,492
IFB Ser. 4112, Class SC, IO, 5.947s, 2042	3,761,702	625,387
IFB Ser. 4105, Class LS, IO, 5.947s, 2041	1,449,980	282,659
IFB Ser. 3852, Class NT, 5.797s, 2041	1,028,042	1,099,933
IFB Ser. 3752, Class PS, IO, 5.797s, 2040	2,482,141	372,420
Ser. 3632, Class CI, IO, 5s, 2038	142,562	8,280
Ser. 3626, Class DI, IO, 5s, 2037	72,799	2,371
Ser. 4132, Class IP, IO, 4 1/2s, 2042	4,477,716	663,711
Ser. 4122, Class TI, IO, 4 1/2s, 2042	1,706,710	259,932
Ser. 4018, Class DI, IO, 4 1/2s, 2041	2,023,937	267,807
Ser. 3747, Class HI, IO, 4 1/2s, 2037	544,624	46,514
Ser. 3707, Class PI, IO, 4 1/2s, 2025	1,998,322	156,589
Ser. 4116, Class MI, IO, 4s, 2042	3,472,168	552,285
Ser. 4090, Class BI, IO, 4s, 2042	828,403	87,256
Ser. 4026, Class JI, IO, 4s, 2041	936,658	109,776
Ser. 3751, Class MI, IO, 4s, 2034	1,608,432	28,743
Ser. 304, Class C22, IO, 3 1/2s, 2043	3,047,000	498,611
Ser. 304, Class C4, IO, 3 1/2s, 2043	1,625,000	337,448
Ser. 4172, Class PI, IO, 3s, 2040	3,281,927	359,174
Ser. T-56, Class A, IO, 0.524s, 2043	5,245,535	90,772
Ser. T-56, Class 3, IO, 0.418s, 2043	2,694,228	35,256
Ser. T-56, Class 1, IO, 0.215s, 2043	6,441,018	48,308
Ser. T-56, Class 2, IO, 0.128s, 2043	14,618,303	45,111
Ser. 4077, Class TO, PO, zero %, 2041	96,140	80,539
Ser. 3835, Class FO, PO, zero %, 2041	3,730,989	3,198,540
Ser. 3369, Class BO, PO, zero %, 2037	25,654	23,781
Ser. 3391, PO, zero %, 2037	143,690	127,581
Ser. 3300, PO, zero %, 2037	253,797	236,825
Ser. 3175, Class MO, PO, zero %, 2036	43,100	39,579
Ser. 3210, PO, zero %, 2036	92,517	86,866
FRB Ser. 3117, Class AF, zero %, 2036	13,934	11,732
FRB Ser. 3326, Class WF, zero %, 2035	29,102	28,628
FRB Ser. 3036, Class AS, zero %, 2035	20,893	17,924

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.675s, 2036	545,278	1,035,406
IFB Ser. 06-8, Class HP, 23.818s, 2036	480,875	801,580
IFB Ser. 05-45, Class DA, 23.671s, 2035	900,299	1,477,162
IFB Ser. 07-53, Class SP, 23.451s, 2037	351,572	553,199
IFB Ser. 05-122, Class SE, 22.385s, 2035	836,123	1,259,366
IFB Ser. 05-75, Class GS, 19.637s, 2035	476,328	687,776
IFB Ser. 05-106, Class JC, 19.491s, 2035	345,736	543,124
IFB Ser. 05-83, Class QP, 16.863s, 2034	115,517	157,834
IFB Ser. 11-4, Class CS, 12.492s, 2040	692,432	842,265
IFB Ser. 12-88, Class SB, IO, 6.466s, 2042	2,305,323	363,596
IFB Ser. 12-75, Class SK, IO, 6.446s, 2041	3,966,271	743,874
IFB Ser. 12-75, Class KS, IO, 6.346s, 2042	2,580,344	446,916
IFB Ser. 12-3, Class CS, IO, 6.346s, 2040	2,284,604	411,343
IFB Ser. 11-87, Class HS, IO, 6.296s, 2041	1,254,920	205,694
IFB Ser. 11-67, Class BS, IO, 6.296s, 2041	4,396,451	738,692
IFB Ser. 11-27, Class AS, IO, 6.276s, 2041	3,230,843	500,587
IFB Ser. 12-30, Class HS, IO, 6.246s, 2042	6,551,902	1,171,087
IFB Ser. 12-132, Class SB, IO, 5.996s, 2042	3,346,345	521,561
IFB Ser. 12-113, Class CS, IO, 5.946s, 2041	1,312,398	255,130
IFB Ser. 13-13, Class SC, IO, 5.896s, 2043	3,436,555	888,246
IFB Ser. 11-53, Class SY, IO, 5.746s, 2041	5,939,171	791,988
Ser. 12-129, Class TI, IO, 4 1/2s, 2040	2,524,996	384,557
Ser. 12-118, Class IO, IO, 4s, 2042	2,632,352	428,994
Ser. 12-124, Class UI, IO, 4s, 2042	6,716,053	1,114,193
Ser. 12-118, Class PI, IO, 4s, 2042	2,037,595	323,550
Ser. 12-96, Class PI, IO, 4s, 2041	2,730,326	376,075
Ser. 13-30, Class IP, IO, 3s, 2041	2,624,000	303,809
Ser. 13-23, Class LI, 3s, 2041	2,742,294	316,598
Ser. 03-W10, Class 1, IO, 1.303s, 2043	3,609,846	144,253
Ser. 07-64, Class LO, PO, zero %, 2037	106,311	97,316
Ser. 372, Class 1, PO, zero %, 2036	136,081	130,276

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.638s, 2041	3,685,630	5,848,948
IFB Ser. 10-158, Class SD, 14.39s, 2040	855,000	1,222,240
IFB Ser. 11-70, Class WS, 9.294s, 2040	3,648,000	4,184,876
IFB Ser. 11-56, Class MS, 6.871s, 2041	166,161	183,179
IFB Ser. 11-61, Class CS, IO, 6.477s, 2035	4,809,847	667,361
IFB Ser. 10-163, Class SI, IO, 6.426s, 2037	1,537,777	211,443
IFB Ser. 10-109, Class SB, 6.397s, 2040	3,025,490	601,982
IFB Ser. 11-3, Class SG, IO, 6.347s, 2041	1,053,281	208,823
IFB Ser. 10-35, Class CS, IO, 6.267s, 2040	4,292,291	826,253
IFB Ser. 10-20, Class SC, IO, 5.947s, 2040	1,916,922	358,925
IFB Ser. 11-94, Class SA, IO, 5.897s, 2041	3,910,149	726,506
IFB Ser. 10-158, Class SA, IO, 5.847s, 2040	1,125,140	208,061
IFB Ser. 10-151, Class SA, 5.847s, 2040	1,118,358	206,796
IFB Ser. 10-120, Class SA, IO, 5.847s, 2040	2,668,487	501,302
IFB Ser. 11-70, Class SM, IO, 5.687s, 2041	1,760,000	476,186
IFB Ser. 10-37, Class SG, IO, 5.497s, 2040	4,402,149	762,804
Ser. 13-3, Class IT, IO, 5s, 2043	2,613,375	501,322
Ser. 10-35, Class UI, IO, 5s, 2040	3,029,622	583,743
Ser. 12-129, Class IO, IO, 4 1/2s, 2042	2,239,580	545,696
Ser. 10-35, Class QI, IO, 4 1/2s, 2040	2,748,056	509,517
Ser. 11-116, Class IA, IO, 4 1/2s, 2039	3,448,199	384,681
Ser. 12-56, Class IB, IO, 4s, 2042	3,542,077	595,466
Ser. 12-48, Class KI, IO, 3 1/2s, 2039	2,320,730	351,475
Ser. 11-70, PO, zero %, 2041	13,367,808	11,098,222
Ser. 10-151, Class KO, PO, zero %, 2037	506,504	455,489
Ser. 06-36, Class OD, PO, zero %, 2036	11,707	10,782

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO, 5.984s, 2045	12,527,280	2,395,842

		67,242,439
Commercial mortgage-backed securities (12.2%)

Banc of America Commercial Mortgage, Inc.
Ser. 07-2, Class A2, 5.619s, 2049	181,164	182,070
Ser. 06-6, Class A2, 5.309s, 2045	393,380	404,879
Ser. 07-1, Class XW, IO, 0.311s, 2049	4,568,196	42,978

Banc of America Commercial Mortgage, Inc. 144A
Ser. 04-4, Class XC, IO, 0.847s, 2042	9,071,316	92,518
Ser. 04-5, Class XC, IO, 0.698s, 2041	16,015,570	155,015
Ser. 02-PB2, Class XC, IO, 0.373s, 2035	1,212,020	51
Ser. 07-5, Class XW, IO, 0.369s, 2051	11,729,561	138,385
Ser. 05-1, Class XW, IO, 0.055s, 2042	108,765,756	28,714

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-T28, Class AJ, 5.964s, 2042	419,000	447,283
FRB Ser. 05-T20, Class C, 5.147s, 2042	438,000	427,598
Ser. 05-PWR9, Class C, 5.055s, 2042	372,000	350,461
Ser. 04-PR3I, Class X1, IO, 0.96s, 2041	1,818,672	13,640

Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 06-PW11, Class B, 5.45s, 2039	977,000	926,782
Ser. 06-PW14, Class X1, IO, 0.212s, 2038	8,621,510	150,876

Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class D, 4.879s, 2045	1,725,000	1,697,573

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.368s, 2049	19,834,872	253,093
Ser. 07-CD4, Class XC, IO, 0.129s, 2049	57,521,608	439,465

Commercial Mortgage Trust Ser. 07-C9, Class AJ, 5.65s, 2049	1,267,000	1,344,794

Commercial Mortgage Trust 144A
FRB Ser. 12-CR5, Class E, 4.335s, 2045	389,000	357,680
FRB Ser. 13-CR6, Class D, 4.316s, 2046	276,000	247,054
FRB Ser. 07-C9, Class AJFL, 0.892s, 2049	585,000	493,214
Pass-Through Certificates Ser. 06-C8, Class XS, IO, 0.156s, 2046	27,769,236	352,502

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2, 5.764s, 2039	1,144,454	1,166,628

Credit Suisse Mortgage Capital Certificates 144A Ser. 07-C2, Class AX, IO, 0.024s, 2049	43,522,336	163,209

CS First Boston Mortgage Securities Corp. Ser. 03-CPN1, Class E, 4.891s, 2035	459,000	459,000

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	631,919	695,111
Ser. 02-CP3, Class AX, IO, 1.143s, 2035	806,831	4,059

Deutsche Bank-UBS Commercial Mortgage Trust 144A FRB Ser. 11-LC2A, Class D, 5.445s, 2044	683,000	711,220

DLJ Commercial Mortgage Corp. 144A FRB Ser. 98-CG1, Class B4, 7.197s, 2031	799,689	803,032

First Union National Bank Commercial Mortgage 144A Ser. 01-C3, Class K, 6.155s, 2033	312,946	312,946

First Union National Bank-Bank of America Commercial Mortgage Trust 144A Ser. 01-C1, Class 3, IO, 1.542s, 2033	420,873	75

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.953s, 2032	125,516	69,034

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C4, Class AJ, 5.306s, 2045	343,000	315,560

GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C3, Class XC, IO, 0.146s, 2045	109,500,331	410,342
Ser. 07-C1, Class XC, IO, 0.079s, 2049	58,713,135	423,146

GMAC Commercial Mortgage Securities, Inc.
Ser. 97-C1, Class X, IO, 1.023s, 2029	1,467,434	42,547
Ser. 05-C1, Class X1, IO, 0.581s, 2043	20,334,196	226,787

Greenwich Capital Commercial Funding Corp. 144A Ser. 03-C1, Class G, 4.773s, 2035	498,000	496,417

GS Mortgage Securities Corp. II
Ser. 06-GG8, Class AJ, 5.622s, 2039	467,000	456,646
Ser. 06-GG6, Class A2, 5.506s, 2038	185,859	192,525

GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	167,011	168,681
Ser. 06-GG6, Class XC, IO, 0.087s, 2038	47,476,257	76,342

GS Mortgage Securities Trust FRB Ser. 04-GG2, Class D, 5.546s, 2038	386,000	388,171

GS Mortgage Securities Trust 144A Ser. GC10, Class D, 4.416s, 2046	820,000	754,728

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-CB20, Class AJ, 6.08s, 2051	441,000	450,349
FRB Ser. 07-LD12, Class A3, 5.929s, 2051	804,000	845,701
FRB Ser. 06-LDP7, Class AJ, 5.871s, 2045	750,000	778,163
FRB Ser. 07-LD11, Class A2, 5.792s, 2049	2,407,808	2,460,202
FRB Ser. 04-CB9, Class B, 5.663s, 2041	593,000	609,782
FRB Ser. 04-CBX, Class B, 5.021s, 2037	280,000	276,113
FRB Ser. 13-C10, Class D, 4.3s, 2047	409,000	370,636
Ser. 06-LDP8, Class X, IO, 0.538s, 2045	28,035,015	419,320
Ser. 07-LDPX, Class X, IO, 0.303s, 2049	27,140,237	250,016

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 01-C1, Class H, 5.626s, 2035	421,053	422,611
FRB Ser. 11-C3, Class E, 5.534s, 2046	337,000	349,604
FRB Ser. 11-C5, Class D, 5.315s, 2046	730,000	751,681
FRB Ser. 12-CBX, Class E, 5.189s, 2045	376,000	366,186
FRB Ser. 12-C8, Class D, 4.67s, 2045	1,190,000	1,201,186
FRB Ser. 12-LC9, Class E, 4.428s, 2047	579,000	540,815
Ser. 05-CB12, Class X1, IO, 0.341s, 2037	14,035,986	116,513
Ser. 06-LDP6, Class X1, IO, 0.041s, 2043	37,798,894	139,402

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	314,997	318,147
Ser. 99-C1, Class G, 6.41s, 2031	554,198	565,282
Ser. 98-C4, Class G, 5.6s, 2035	210,991	213,544
Ser. 98-C4, Class H, 5.6s, 2035	441,000	478,280

LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A3, 5.933s, 2040	544,000	601,101
FRB Ser. 06-C6, Class AJ, 5.452s, 2039	424,000	457,856
Ser. 06-C7, Class A2, 5.3s, 2038	723,741	757,315
Ser. 07-C2, Class XW, IO, 0.499s, 2040	3,812,824	64,803

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class G, 5.077s, 2036	1,600,000	1,424,920
Ser. 06-C7, Class XW, IO, 0.638s, 2038	19,656,723	411,140
Ser. 05-C2, Class XCL, IO, 0.32s, 2040	70,465,578	404,402
Ser. 06-C7, Class XCL, IO, 0.279s, 2038	36,808,468	634,394
Ser. 05-C7, Class XCL, IO, 0.21s, 2040	47,658,564	242,296
Ser. 07-C2, Class XCL, IO, 0.138s, 2040	82,610,389	1,139,941

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.248s, 2051	443,000	451,904
FRB Ser. 07-C1, Class A3, 5.85s, 2050	166,000	175,024

Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.847s, 2039	6,001,693	59,993
Ser. 05-MCP1, Class XC, IO, 0.189s, 2043	19,837,219	213,171

Merrill Lynch/Countrywide Commercial Mortgage Trust 144A Ser. 06-4, Class XC, IO, 0.192s, 2049	64,926,622	818,075

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.455s, 2037	506,517	23,452
Ser. 06-C4, Class X, IO, 5.343s, 2045	2,435,813	266,234
Ser. 05-C3, Class X, IO, 5.115s, 2044	938,853	82,807

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class B, 5.832s, 2044	1,330,000	1,361,416
Ser. 07-IQ14, Class A2, 5.61s, 2049	346,143	355,989
FRB Ser. 07-HQ12, Class A2, 5.575s, 2049	621,915	634,353
FRB Ser. 07-HQ12, Class A2FX, 5.575s, 2049	264,053	271,711
Ser. 06-HQ10, Class AJ, 5.389s, 2041	472,000	420,835

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.466s, 2043	536,000	552,294

Morgan Stanley-Bank of America-Merril Lynch Mortgage Trust Ser. 13-C7, Class XA, IO, 1.769s, 2046	4,384,726	497,842

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038	848,386	127,258

Wachovia Bank Commercial Mortgage Trust
Ser. 05-C17, Class D, 5.396s, 2042	1,450,000	1,422,160
Ser. 07-C30, Class A3, 5.246s, 2043	261,655	269,503
Ser. 06-C29, IO, 0.384s, 2048	31,136,562	392,009
Ser. 07-C34, IO, 0.341s, 2046	8,386,190	101,473

Wachovia Bank Commercial Mortgage Trust 144A Ser. 06-C26, Class XC, IO, 0.042s, 2045	12,123,350	26,671

WAMU Commercial Mortgage Securities Trust 144A Ser. 05-C1A, Class G, 5.72s, 2036	73,000	64,240

Wells Fargo Royal Bank of Scotland Commercial Mortgage Trust 144A FRB Ser. 12-C9, Class D, 4.804s, 2045	639,000	615,637

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class E, 5.249s, 2044	953,000	968,534
FRB Ser. 12-C10, Class D, 4.462s, 2045	822,000	768,216

		45,885,333
Residential mortgage-backed securities (non-agency) (7.6%)

ASG Resecuritization Trust 144A FRB Ser. 10-3, 0.459s, 2045	1,693,451	1,168,481

Citigroup Mortgage Loan Trust, Inc. 144A
FRB Ser. 09-7, Class 4A2, 2.653s, 2035	1,100,980	953,944
Ser. 10-8, Class 1A2, 5 1/2s, 2036	325,000	334,258

Countrywide Asset Backed Certificates FRB Ser. 05-AB1, Class A3, 0.504s, 2035	3,102,898	2,901,209

First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s, 2023 (In default)(NON)	77,731	8

GSAA Home Equity Trust FRB Ser. 04-10, Class AF4, 4.775s, 2034	850,064	900,012

Mortgageit Trust FRB Ser. 05-1, Class 1M2, 0.794s, 2035	1,323,991	1,078,584

Structured Asset Mortgage Investments, Inc. Ser. 07-AR4, Class X2, IO, 0 1/2s, 2047	29,860,792	737,562

WAMU Mortgage Pass-Through Certificates
FRB Ser. 2004-AR13, Class A1B2, 0.74s, 2034	4,032,643	3,568,889
FRB Ser. 05-AR11, Class A1C3, 0.714s, 2045	974,086	774,398
FRB Ser. 05-AR19, Class A1C3, 0.704s, 2045	2,736,970	2,134,837
FRB Ser. 05-AR11, Class A1B2, 0.654s, 2045	740,902	648,289
FRB Ser. 05-AR13, Class A1C4, 0.634s, 2045	5,428,027	4,233,861
FRB Ser. 05-AR8, Class 2AB2, 0.624s, 2045	1,990,252	1,771,325
FRB Ser. 05-AR17, Class A1B2, 0.614s, 2045	2,612,768	2,181,662
FRB Ser. 05-AR11, Class A1B3, 0.604s, 2045	2,797,813	2,448,086
FRB Ser. 05-AR8, Class 2AC3, 0.594s, 2045	581,250	501,328
FRB Ser. 05-AR6, Class 2AB2, 0.574s, 2045	1,093,642	973,342

Wells Fargo Mortgage Backed Securities Trust
Ser. 08-1, Class 4A1, 5 3/4s, 2038	606,934	643,364
FRB Ser. 04-H, Class A1, 2.615s, 2034	416,861	425,740

		28,379,179

Total mortgage-backed securities (cost $122,831,753)		$141,506,951

CORPORATE BONDS AND NOTES (30.6%)(a)
	Principal amount	Value

Basic materials (1.8%)

Airgas, Inc. sr. unsec. unsub. notes 3 1/4s, 2015	$135,000	$142,478

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9 3/8s, 2019	155,000	199,543

Ashland, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2022	155,000	157,713

Axiall Corp. 144A company guaranty sr. unsec. notes 4 7/8s, 2023	15,000	15,263

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)	275,000	299,750

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020	190,000	235,411

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023	190,000	190,333

Eagle Spinco, Inc. 144A company guaranty sr. unsec. notes 4 5/8s, 2021	20,000	20,350

Eastman Chemical Co. sr. unsec. notes 4.8s, 2042	385,000	399,745

Eastman Chemical Co. sr. unsec. notes 3.6s, 2022	270,000	280,454

Eastman Chemical Co. sr. unsec. unsub. notes 6.3s, 2018	100,000	119,015

Eastman Chemical Co. sr. unsec. unsub. notes 2.4s, 2017	90,000	93,421

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029	70,000	95,118

Georgia-Pacific, LLC 144A company guaranty sr. notes 5.4s, 2020	110,000	130,153

International Paper Co. sr. unsec. notes 9 3/8s, 2019	234,000	321,774

International Paper Co. sr. unsec. notes 7.95s, 2018	492,000	633,200

LyondellBasell Industries NV sr. unsec. notes 6s, 2021	200,000	237,000

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)	76,000	76,851

Packaging Corp. of America sr. unsec. unsub. notes 3.9s, 2022	140,000	144,389

PPG Industries, Inc. sr. unsec. unsub. debs. 7.4s, 2019	170,000	207,308

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 5.2s, 2040 (Australia)	365,000	408,230

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.9s, 2022	32,000	34,814

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019	33,000	35,594

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029	225,000	308,772

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018	230,000	276,480

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096	85,000	99,296

Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031	1,040,000	1,269,443

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. notes 6s, 2041 (Canada)	15,000	15,856

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. bonds 5.8s, 2016 (Canada)	305,000	347,250

		6,795,004
Capital goods (0.7%)

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022	310,000	320,463

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023	390,000	411,450

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)	458,000	613,368

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN, 6 1/4s, 2038	205,000	273,700

Republic Services, Inc. company guaranty sr. unsec. notes 5.7s, 2041	90,000	104,470

Republic Services, Inc. company guaranty sr. unsec. notes 3.8s, 2018	110,000	120,877

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2019	210,000	249,305

Staples, Inc. sr. unsec. unsub. notes 2 3/4s, 2018	485,000	490,777

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042	155,000	165,210

United Technologies Corp. sr. unsec. unsub. notes 3.1s, 2022	95,000	99,568

		2,849,188
Communication services (3.0%)

American Tower Corp. sr. unsec. notes 7s, 2017(R)	505,000	600,508

AT&T, Inc. sr. unsec. bonds 6.55s, 2039	850,000	1,049,998

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	195,000	229,250

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	510,000	611,767

AT&T, Inc. 144A sr. unsec. unsub. notes 4.35s, 2045	442,000	410,900

CC Holdings GS V, LLC 144A company guaranty sr. notes 3.849s, 2023	100,000	100,746

CenturyLink, Inc. sr. unsec. debs. notes Ser. G, 6 7/8s, 2028	450,000	445,500

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037	205,000	272,571

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040	40,000	46,909

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020	635,000	730,899

France Telecom sr. unsec. unsub. notes 4 1/8s, 2021 (France)	76,000	81,521

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020	275,000	311,438

NBCUniversal Media, LLC sr. unsec. unsub. notes 6.4s, 2040	325,000	412,063

NBCUniversal Media, LLC sr. unsec. unsub. notes 5.15s, 2020	255,000	302,216

Qwest Corp. sr. unsec. notes 6 3/4s, 2021	633,000	729,337

Rogers Communications, Inc. company guaranty notes 6.8s, 2018 (Canada)	295,000	370,473

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)	95,000	95,042

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017	950,000	1,079,819

SBA Tower Trust 144A notes 2.933s, 2017	175,000	183,667

SES 144A company guaranty sr. unsec. notes 5.3s, 2043 (France)	245,000	251,761

TCI Communications, Inc. company guaranty sr. unsec. unsub. debs. 7 7/8s, 2026	555,000	767,642

Telecom Italia Capital SA company guaranty sr. unsec. unsub. notes 6.175s, 2014 (Italy)	75,000	78,463

Telefonica Emisiones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)	465,000	500,437

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 6.221s, 2017 (Spain)	140,000	156,644

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038	575,000	716,176

Time Warner Cable, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018	40,000	49,137

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039	125,000	147,515

Verizon Communications, Inc. sr. unsec. unsub. notes 8 3/4s, 2018	29,000	38,919

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022	40,000	53,410

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030	405,000	541,160

		11,365,888
Consumer cyclicals (2.3%)

ADT Corp. (The) 144A company guaranty sr. unsec. notes 4 7/8s, 2042	260,000	248,464

ADT Corp. (The) 144A company guaranty sr. unsec. notes 3 1/2s, 2022	365,000	360,130

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018	210,000	238,875

CBS Corp. company guaranty sr. unsec. debs. notes 7 7/8s, 2030	520,000	687,515

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020	385,000	421,575

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 6.35s, 2040	124,000	138,155

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2019	475,000	562,578

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020	270,000	300,217

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097	48,000	54,780

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046	485,000	609,437

Ford Motor Credit Co., LLC sr. unsec. notes 4.207s, 2016	350,000	372,580

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 3/4s, 2021	245,000	277,799

Grupo Televisa, S.A.B sr. unsec. bonds 6 5/8s, 2040 (Mexico)	180,000	219,231

Grupo Televisa, S.A.B sr. unsec. notes 6s, 2018 (Mexico)	320,000	372,717

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023	325,000	472,860

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)	78,000	90,188

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)	37,000	41,070

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021	275,000	310,750

Limited Brands, Inc. sr. notes 5 5/8s, 2022	125,000	132,500

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042	70,000	72,629

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 7/8s, 2022	105,000	110,547

Marriott International, Inc. sr. unsec. unsub notes 3s, 2019	160,000	168,114

News America Holdings, Inc. company guaranty sr. unsec. debs. 7 3/4s, 2024	420,000	537,390

News America Holdings, Inc. debs. 7 3/4s, 2045	230,000	315,666

NVR, Inc. sr. unsec. unsub. notes 3.95s, 2022	90,000	92,440

Owens Corning company guaranty sr. unsec. notes 9s, 2019	44,000	56,320

Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	175,000	239,258

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032	460,000	626,865

Time Warner, Inc. company guaranty sr. unsec. notes 4.7s, 2021	40,000	45,130

Toyota Motor Credit Corp. sr. unsec. unsub. notes 3.3s, 2022	410,000	434,017

		8,609,797
Consumer staples (2.5%)

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018	48,000	66,800

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019	194,000	270,413

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022	510,000	499,762

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039	396,000	636,936

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)	470,000	523,462

Campbell Soup Co. sr. unsec. unsub. notes 8 7/8s, 2021	345,000	477,162

Corrections Corp. of America company guaranty sr. notes 7 3/4s, 2017	208,000	218,400

Corrections Corp. of America 144A sr. unsec. notes 4 1/8s, 2020(R)	75,000	76,406

Costco Wholesale Corp. sr. unsec. unsub. notes 1.7s, 2019	290,000	291,286

CVS Pass-Through Trust 144A company guaranty sr. notes 7.507s, 2032	749,066	970,992

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037	750,000	865,922

Delhaize Group company guaranty sr. unsec. notes 5.7s, 2040 (Belgium)	140,000	136,585

Delhaize Group company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)	245,000	259,590

Diageo Investment Corp. company guaranty sr. unsec. unsub. notes 4 1/4s, 2042	450,000	458,312

General Mills, Inc. sr. unsec. notes 5.65s, 2019	85,000	102,406

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040	411,000	522,630

Kraft Foods Group, Inc. sr. unsec. unsub. notes 5s, 2042	550,000	589,718

Kroger Co. (The) company guaranty sr. unsec. unsub. notes 6.4s, 2017	200,000	238,882

McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038	220,000	299,024

McDonald's Corp. sr. unsec. bonds 6.3s, 2037	345,000	467,161

McDonald's Corp. sr. unsec. notes 5.7s, 2039	145,000	186,396

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042	200,000	220,630

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016	235,000	269,192

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)	555,000	609,287

		9,257,354
Energy (2.1%)

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021	197,000	208,820

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031	565,000	748,776

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4.742s, 2021 (United Kingdom)	605,000	701,217

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)	185,000	211,380

Cenovus Energy, Inc. sr. unsec. unsub. notes 4.45s, 2042 (Canada)	95,000	93,509

Cenovus Energy, Inc. sr. unsec. unsub. notes 3s, 2022 (Canada)	340,000	341,364

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020	310,000	342,680

EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019	155,000	188,365

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031	100,000	124,236

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031	185,000	242,460

Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s, 2040	150,000	201,368

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041	360,000	397,956

Petrobras International Finance Co. company guaranty sr. unsec. notes 6 3/4s, 2041 (Brazil)	215,000	243,013

Petrobras International Finance Co. company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)	825,000	890,169

Petrohawk Energy Corp. company guaranty sr. unsec. notes 7 1/4s, 2018	245,000	274,142

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040	130,000	186,909

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A company guaranty sr. notes 5 1/2s, 2014 (Qatar)	500,000	531,250

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018	50,000	60,394

Spectra Energy Capital, LLC sr. notes 8s, 2019	325,000	428,945

Spectra Energy Partners LP sr. unsec. notes 4.6s, 2021	225,000	241,332

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)	430,000	505,844

Weatherford Bermuda company guaranty sr. unsec. notes 9 5/8s, 2019	210,000	274,271

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.8s, 2037	95,000	105,015

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.35s, 2017	115,000	131,876

Weatherford International, Ltd. company guaranty notes 6 1/2s, 2036	90,000	96,666

		7,771,957
Financials (12.0%)

ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s, 2017 (Netherlands)	200,000	217,842

Aflac, Inc. sr. unsec. notes 6.9s, 2039	460,000	602,822

Aflac, Inc. sr. unsec. notes 6.45s, 2040	320,000	401,659

American Express Co. sr. unsec. notes 7s, 2018	570,000	711,754

American Express Co. sr. unsec. notes 2.65s, 2022	920,000	901,556

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2068	266,000	358,103

Aon PLC 144A company guaranty sr. unsec. bonds 4 1/4s, 2042	1,065,000	1,031,702

Associates Corp. of North America sr. unsec. notes 6.95s, 2018	52,000	63,507

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034	485,000	539,030

AXA SA 144A jr. unsec. sub. FRN notes 6.463s, perpetual maturity (France)	140,000	138,950

AXA SA 144A jr. unsec. sub. FRN notes 6.379s, 2049 (France)	400,000	397,000

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)	150,000	149,616

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)	635,000	679,145

Bank of America Corp. sr. unsec. notes 5 3/4s, 2017	160,000	185,065

Bank of America Corp. sr. unsec. unsub. notes 6 1/2s, 2016	420,000	483,706

Barclays Bank PLC unsec. sub. notes 7 5/8s, 2022 (United Kingdom)	300,000	295,644

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)	525,000	703,169

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)	700,000	780,231

Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	455,000	543,649

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018	715,000	888,579

BNP Paribas SA 144A jr. unsec. sub. FRN notes 7.195s, 2049 (France)	100,000	103,000

BNP Paribas SA 144A jr. unsec. sub. FRN notes 5.186s, perpetual maturity (France)	202,000	193,920

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)	965,000	1,092,219

Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018	120,000	142,960

Citigroup, Inc. sr. unsec. sub. FRN notes 0.551s, 2016	812,000	784,060

CNA Financial Corp. sr. unsec. unsub. notes 5 3/4s, 2021	255,000	301,178

CNA Financial Corp. unsec. notes 6 1/2s, 2016	350,000	402,824

Commonwealth Bank of Australia 144A sr. unsec. notes 5s, 2019 (Australia)	75,000	87,689

Commonwealth Bank of Australia 144A sr. unsec. notes 3 3/4s, 2014 (Australia)	40,000	41,889

Duke Realty LP sr. unsec. notes 6 1/2s, 2018(R)	185,000	218,754

Duke Realty LP sr. unsec. notes 6 1/4s, 2013(R)	22,000	22,147

Erac USA Finance, Co. 144A sr. notes 4 1/2s, 2021	360,000	396,641

GATX Financial Corp. notes 5.8s, 2016	235,000	263,148

GE Capital Trust I unsec. sub. FRB bonds 6 3/8s, 2067	565,000	598,900

General Electric Capital Corp. sr. unsec. FRN notes Ser. MTN, 0.492s, 2016	100,000	98,914

General Electric Capital Corp. sr. unsec. unsub. notes 3.15s, 2022	81,000	80,482

General Electric Capital Corp. unsec. sub. notes 5.3s, 2021	880,000	1,008,811

Genworth Financial, Inc. sr. unsec. unsub. notes 7 5/8s, 2021	290,000	349,295

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	40,000	49,997

Goldman Sachs Group, Inc. (The) sr. unsec. notes 6.15s, 2018	230,000	271,024

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	454,000	506,181

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. debs. FRB bonds 8 1/8s, 2038	400,000	474,000

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6 5/8s, 2040	330,000	421,781

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)	635,000	705,783

Health Care REIT, Inc. sr. unsec. unsub. notes 3 3/4s, 2023(R)	235,000	236,538

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)	410,000	459,954

HSBC Finance Capital Trust IX FRN notes 5.911s, 2035	1,300,000	1,309,750

HSBC USA Capital Trust I 144A jr. bank guaranty unsec. notes 7.808s, 2026	310,000	315,425

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 7 3/4s, 2016	350,000	364,438

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019	260,000	286,000

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015	108,000	113,400

JPMorgan Chase & Co. jr. unsec. sub. FRN notes 7.9s, perpetual maturity	156,000	179,217

JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017	405,000	477,069

JPMorgan Chase Capital XXIII company guaranty jr. unsec. sub. FRN notes 1.29s, 2047	2,137,000	1,682,888

LBG Capital No. 1 PLC 144A jr. unsec. sub. FRN notes 8s, perpetual maturity (United Kingdom)	764,000	798,166

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRN notes 7s, 2037	220,000	226,600

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097	540,000	591,063

Lloyds TSB Bank PLC company guaranty sr. unsec. sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)	845,000	947,563

Loews Corp. notes 5 1/4s, 2016	210,000	233,774

Macquarie Bank Ltd. 144A unsec. sub. notes 6 5/8s, 2021 (Australia)	545,000	609,005

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039	755,000	1,167,108

Merrill Lynch & Co., Inc. sr. unsec. notes Ser. MTN, 6 7/8s, 2018	125,000	150,878

MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s, 2037	1,500,000	1,878,750

MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036	85,000	92,969

Metropolitan Life Global Funding I 144A notes 3.65s, 2018	130,000	143,009

Morgan Stanley sr. unsec. notes Ser. MTN, 5 3/4s, 2016	445,000	501,713

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)	355,000	385,175

Nationwide Financial Services, Inc. notes 5 5/8s, 2015	260,000	278,135

Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	205,000	266,523

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	515,000	521,724

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022	42,000	46,584

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037	840,000	928,200

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5 5/8s, 2043	149,000	154,588

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5.2s, 2044	226,000	225,435

Prudential Financial, Inc. sr. unsec. notes 6 5/8s, 2040	270,000	343,426

Rabobank Nederland 144A jr. unsec. sub. FRN notes 11s, perpetual maturity (Netherlands)	175,000	234,063

Rayonier, Inc. company guaranty sr. unsec. unsub. notes 3 3/4s, 2022(R)	125,000	126,138

Royal Bank of Scotland PLC (The) sr. sub. FRN notes 9 1/2s, 2022 (United Kingdom)	515,000	592,920

Royal Bank of Scotland PLC (The) sr. unsec. unsub. notes 6.4s, 2019 (United Kingdom)	150,000	179,087

Santander Issuances S.A. Unipersonal 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)	800,000	839,368

SL Green Realty Corp./SL Green Operating Partnership /Reckson Operating Partnership sr. unsec. notes 5s, 2018(R)	185,000	202,251

Standard Chartered PLC 144A jr. sub. FRB bonds 7.014s, 2049 (United Kingdom)	600,000	640,228

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB bonds 1.28s, 2037	1,525,000	1,230,009

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020(R)	240,000	293,036

TD Ameritrade Holding Corp. company guaranty sr. unsec. unsub. notes 5.6s, 2019	385,000	461,066

Teachers Insurance & Annuity Association of America 144A notes 6.85s, 2039	239,000	318,918

Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015(R)	465,000	490,000

Wachovia Bank NA sr. unsec. sub. notes 6.6s, 2038	1,110,000	1,470,070

WEA Finance, LLC 144A company guaranty sr. notes 7 1/8s, 2018	935,000	1,153,513

Wells Fargo Bank NA unsec. sub. FRN notes 0 1/2s, 2016	400,000	393,461

Westpac Capital Trust III 144A unsec. sub. FRN notes 5.819s, perpetual maturity (	645,000	651,450

Willis Group Holdings, Ltd. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021	410,000	460,250

Willis Group North America, Inc. company guaranty notes 6.2s, 2017	245,000	279,138

ZFS Finance USA Trust V 144A FRB bonds 6 1/2s, 2037	218,000	232,988

		44,851,347
Health care (0.9%)

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	755,000	1,005,297

CIGNA Corp. sr. unsec. unsub. notes 5 3/8s, 2042	195,000	220,478

Coventry Health Care, Inc. sr. unsec. notes 5.45s, 2021	420,000	495,003

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019	90,000	98,775

Fresenius Medical Care US Finance, Inc. 144A company guaranty sr. notes 5 3/4s, 2021	277,000	305,393

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020	97,000	106,032

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041	165,000	170,535

Watson Pharmaceuticals, Inc. sr. unsec. notes 4 5/8s, 2042	175,000	177,488

Watson Pharmaceuticals, Inc. sr. unsec. notes 3 1/4s, 2022	140,000	141,386

Watson Pharmaceuticals, Inc. sr. unsec. notes 1 7/8s, 2017	35,000	35,462

WellPoint, Inc. notes 7s, 2019	405,000	506,532

Zoetis Inc. 144A sr. unsec. notes 3 1/4s, 2023	104,000	105,852

Zoetis Inc. 144A sr. unsec. notes 1 7/8s, 2018	104,000	104,792

		3,473,025
Technology (0.3%)

Brocade Communications Systems, Inc. company guaranty sr. notes 6 7/8s, 2020	155,000	169,725

Lexmark International Inc, sr. unsec. notes 5.9s, 2013	405,000	408,395

Xerox Corp. sr. unsec. notes 6.35s, 2018	445,000	521,540

		1,099,660
Transportation (0.5%)

Burlington Northern Santa Fe Corp. sr. unsec. notes 5 3/4s, 2018	160,000	192,280

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018	153,421	167,421

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042	95,000	98,827

Delta Air Lines, Inc. pass-through certificates 6.2s, 2018	100,570	114,147

Norfolk Southern Corp. sr. unsec. notes 6s, 2111	210,000	256,720

Ryder System, Inc. sr. unsec. unsub. notes 2 1/2s, 2018	85,000	87,019

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022	275,966	326,674

Union Pacific Corp. 144A pass-through certificates 5.214s, 2014	295,000	310,973

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022	213,890	232,071

		1,786,132
Utilities and power (4.5%)

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	255,000	299,590

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042	110,000	115,120

Beaver Valley Funding Corp. sr. bonds 9s, 2017	197,000	199,630

Boardwalk Pipelines LP company guaranty sr. unsec. notes 5 7/8s, 2016	680,000	763,689

Bruce Mansfield Unit pass-through certificates 6.85s, 2034	878,748	952,475

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019	610,000	823,288

Commonwealth Edison Co. 1st mtge. sec. bonds 5 7/8s, 2033	195,000	244,405

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042	205,000	210,920

Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A, 6s, 2017	75,000	89,960

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041	215,000	219,660

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)	630,000	663,075

El Paso Natural Gas Co. sr. unsec. unsub. bonds 8 3/8s, 2032	380,000	541,253

El Paso Pipeline Partners Operating Co., LP company guaranty sr. unsec. notes 6 1/2s, 2020	230,000	277,725

Electricite de France SA 144A sr. unsec. notes 6.95s, 2039 (France)	415,000	540,286

Electricite de France SA 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)	999,000	991,508

Enel Finance International SA 144A company guaranty sr. unsec. notes 5 1/8s, 2019 (Netherlands)	280,000	297,066

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042	285,000	325,936

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022	145,000	162,750

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042	330,000	336,707

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023	58,000	58,660

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036 (Spain)	170,000	184,068

ITC Holdings Corp. 144A notes 5 7/8s, 2016	450,000	508,460

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	140,000	163,458

Kansas Gas and Electric Co. bonds 5.647s, 2021	182,586	203,975

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	490,000	609,028

MidAmerican Energy Holdings Co. sr. unsec. bonds 6 1/2s, 2037	185,000	240,174

MidAmerican Funding, LLC sr. bonds 6.927s, 2029	175,000	231,907

Narragansett Electric Co./The 144A sr. unsec. notes 4.17s, 2042	360,000	353,361

Oncor Electric Delivery Co., LLC sr. notes 7s, 2022	161,000	209,472

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	155,000	204,082

Pacific Gas & Electric Co. sr. unsub. notes 5.8s, 2037	265,000	323,092

PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037	205,000	273,550

Potomac Edison Co. 144A sr. bonds 5.8s, 2016	450,000	510,456

PPL WEM Holdings PLC 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)	945,000	1,080,214

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067	610,000	653,463

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6.572s, 2017	105,000	126,639

Texas-New Mexico Power Co. 144A 1st mtge. bonds 9 1/2s, 2019	415,000	564,894

Trans-Canada Pipelines, Ltd. jr. unsec. sub. FRN notes 6.35s, 2067 (Canada)	915,000	976,055

West Penn Power Co. 144A 1st mtge. 5.95s, 2017	395,000	467,890

Westar Energy, Inc. sr. mtge. notes 4 1/8s, 2042	40,000	40,990

Wisconsin Energy Corp. jr. unsec. sub. FRN notes 6 1/4s, 2067	815,000	884,683

		16,923,614

Total corporate bonds and notes (cost $102,683,506)		$114,782,966

MUNICIPAL BONDS AND NOTES (0.5%)(a)
	Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34	$350,000	$487,494

IL State G.O. Bonds
4.421s, 1/1/15	165,000	173,646
4.071s, 1/1/14	490,000	500,981

North TX, Thruway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49	285,000	387,403

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40	255,000	292,289

Total municipal bonds and notes (cost $1,547,380)		$1,841,813

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.1%)(a)
	Principal amount	Value

Korea Development Bank sr. unsec. unsub. notes 4s, 2016 (South Korea)	$400,000	$435,145

Total foreign government and agency bonds and notes (cost $398,730)		$435,145

SENIOR LOANS (—%)(a)(c)
	Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.454s, 2018	$49,860	$46,158

SunGard Data Systems, Inc. bank term loan FRN 1.953s, 2014	1,242	1,245

Total senior loans (cost $49,076)		$47,403

SHORT-TERM INVESTMENTS (18.9%)(a)
	Principal amount/shares	Value

U.S. Treasury Bills with an effective yield of 0.15%, February 6, 2014(SEGSF)	$298,000	$297,601

U.S. Treasury Bills with an effective yield of 0.13%, October 17, 2013(SEG)(SEGSF)	2,633,000	2,631,101

Putnam Short Term Investment Fund 0.08%(AFF)	67,020,747	67,020,747

SSgA Prime Money Market Fund 0.02%(P)	1,001,000	1,001,000

Total short-term investments (cost $70,950,449)		$70,950,449

TOTAL INVESTMENTS

Total investments (cost $490,213,438)(b)		$521,111,601

FUTURES CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Long)	475	$118,358,125	Jun-13	$(36,537)
U.S. Treasury Bond 30 yr (Long)	32	4,623,000	Jun-13	11,197
U.S. Treasury Bond Ultra 30 yr (Long)	43	6,776,531	Jun-13	(46,777)
U.S. Treasury Bond 30 yr (Short)	8	1,260,750	Jun-13	8,672
U.S. Treasury Note 2 yr (Long)	2	440,906	Jun-13	(35)
U.S. Treasury Note 5 yr (Long)	252	31,261,781	Jun-13	30,748
U.S. Treasury Note 10 yr (Long)	471	62,164,641	Jun-13	91,098
U.S. Treasury Note 10 yr (Short)	18	2,375,719	Jun-13	(3,550)

Total				$54,816

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

Counterparty			Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	appreciation/
Floating rate index/Maturity date	date/strike	amount	(depreciation)

Barclays Bank PLC

1.9/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/1.90	$9,330,000	$1,120
(2.4)/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/2.40	9,330,000	(66,430)
2.4/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	7,320,000	31,842
Citibank, N.A.

2.4/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	7,320,000	31,549
2.4/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	2,070,000	8,259
Credit Suisse International

1.9/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/1.90	11,010,000	(2,092)
1.83375/3 month USD-LIBOR-BBA/Apr-23 (Purchased)	Apr-13/1.83375	9,753,200	(3,414)
1.83/3 month USD-LIBOR-BBA/Apr-23 (Purchased)	Apr-13/1.83	9,753,200	(5,852)
1.82875/3 month USD-LIBOR-BBA/Apr-23 (Purchased)	Apr-13/1.82875	9,753,200	(5,949)
(1.39)/3 month USD-LIBOR-BBA/May-18 (Purchased)	May-13/1.39	30,246,000	(57,770)
(2.4)/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/2.40	11,010,000	(72,446)
2.386/3 month USD-LIBOR-BBA/May-23 (Written)	May-13/2.386	7,788,000	41,354
2.4/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	7,320,000	31,330
0.876/3 month USD-LIBOR-BBA/May-16 (Written)	May-13/0.876	24,953,000	11,728
2.33375/3 month USD-LIBOR-BBA/Apr-23 (Written)	Apr-13/2.33375	9,753,200	7,608
2.33/3 month USD-LIBOR-BBA/Apr-23 (Written)	Apr-13/2.33	9,753,200	2,731
2.32875/3 month USD-LIBOR-BBA/Apr-23 (Written)	Apr-13/2.32875	9,753,200	2,633
Deutsche Bank AG

1.9/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/1.90	11,010,000	(1,321)
(1.4075)/3 month USD-LIBOR-BBA/May-18 (Purchased)	May-13/1.4075	15,123,000	(30,700)
(1.37)/3 month USD-LIBOR-BBA/May-18 (Purchased)	May-13/1.37	30,246,000	(54,745)
(1.38)/3 month USD-LIBOR-BBA/May-18 (Purchased)	May-13/1.38	30,246,000	(56,560)
(2.4)/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/2.40	11,010,000	(70,684)
2.395/3 month USD-LIBOR-BBA/May-23 (Written)	May-13/2.395	7,788,000	40,887
2.38/3 month USD-LIBOR-BBA/May-23 (Written)	May-13/2.38	7,788,000	39,252
2.4/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	7,320,000	32,647
2.425/3 month USD-LIBOR-BBA/May-23 (Written)	May-13/2.425	3,894,000	22,352
0.87/3 month USD-LIBOR-BBA/May-16 (Written)	May-13/0.87	24,953,000	11,728
0.865/3 month USD-LIBOR-BBA/May-16 (Written)	May-13/0.865	24,953,000	10,979
0.8975/3 month USD-LIBOR-BBA/May-16 (Written)	May-13/0.8975	12,477,000	6,613
Goldman Sachs International

1.91/3 month USD-LIBOR-BBA/Apr-23 (Purchased)	Apr-13/1.91	10,793,800	3,022
(1.37625)/3 month USD-LIBOR-BBA/May-18 (Purchased)	May-13/1.37625	15,123,000	(27,221)
(1.42125)/3 month USD-LIBOR-BBA/May-18 (Purchased)	May-13/1.42125	15,123,000	(28,885)
2.44/3 month USD-LIBOR-BBA/May-23 (Written)	May-13/2.44	3,894,000	21,495
2.386/3 month USD-LIBOR-BBA/May-23 (Written)	May-13/2.386	3,894,000	19,509
2.41/3 month USD-LIBOR-BBA/Apr-23 (Written)	Apr-13/2.41	10,793,800	10,038
0.9/3 month USD-LIBOR-BBA/May-16 (Written)	May-13/0.90	12,477,000	5,739
0.876/3 month USD-LIBOR-BBA/May-16 (Written)	May-13/0.876	12,477,000	5,615
(1.9)/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/1.90	3,631,487	(4,830)

Total			$(88,869)

TBA SALE COMMITMENTS OUTSTANDING at 3/31/13 (proceeds receivable $72,098,789) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3s, April 1, 2043	$59,000,000	4/11/13	$60,839,143
Government National Mortgage Association, 3s, April 1, 2043	7,000,000	4/18/13	7,308,984
Government National Mortgage Association, 3s, April 1, 2043	4,000,000	4/18/13	4,180,312

Total			$72,328,439

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

			Upfront		Payments	Payments	Unrealized
	Swap counterparty /		premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
	$7,555,700	(E)	$86,437	06/19/23	3 month USD-LIBOR-BBA	2.00%	$20,249
	24,626,000	(E)	(244,328)	06/19/23	2.00%	3 month USD-LIBOR-BBA	(28,604)
	Barclays Bank PLC
	4,732,000	(E)	4,533	06/19/15	3 month USD-LIBOR-BBA	0.40%	(578)
	3,749,000	(E)	(10,309)	06/19/18	1.00%	3 month USD-LIBOR-BBA	(1,049)
	1,982,000	(E)	28,515	06/19/23	3 month USD-LIBOR-BBA	2.00%	11,153
	2,761,000	(E)	(39,038)	06/19/43	3.00%	3 month USD-LIBOR-BBA	(19,821)
	23,967,000	(E)	(26,029)	06/19/15	0.40%	3 month USD-LIBOR-BBA	(145)
	27,285,000	(E)	(383,197)	06/19/23	2.00%	3 month USD-LIBOR-BBA	(144,182)
	Citibank, N.A.
	18,481,000	(E)	(17,870)	06/19/15	0.40%	3 month USD-LIBOR-BBA	2,090
	1,233,000	(E)	11,624	06/19/23	3 month USD-LIBOR-BBA	2.00%	823
	3,403,000	(E)	(70,916)	06/19/23	2.00%	3 month USD-LIBOR-BBA	(41,107)
	987,000	(E)	7,699	06/19/43	3 month USD-LIBOR-BBA	3.00%	830
	389,000	(E)	(1,036)	06/19/18	1.00%	3 month USD-LIBOR-BBA	(75)
	Credit Suisse International
	5,249,000		—	1/9/16	3 month USD-LIBOR-BBA	0.515%	4,295
	2,640,000		—	1/11/16	3 month USD-LIBOR-BBA	0.50%	906
	3,191,000		—	1/11/18	0.88%	3 month USD-LIBOR-BBA	71
	834,000		—	1/11/23	3 month USD-LIBOR-BBA	1.88%	(5,062)
	4,349,000		—	1/7/16	3 month USD-LIBOR-BBA	0.54%	7,038
	1,659,000		—	1/9/23	3 month USD-LIBOR-BBA	1.93%	(1,939)
	6,381,000		—	1/9/18	0.9125%	3 month USD-LIBOR-BBA	(10,808)
	1,363,000		—	1/7/23	3 month USD-LIBOR-BBA	1.94%	(184)
	5,245,000		—	1/7/18	0.93%	3 month USD-LIBOR-BBA	(13,733)
	3,178,000		—	03/04/18	0.9275%	3 month USD-LIBOR-BBA	946
	1,052,000	(E)	(3,366)	06/19/43	3.00%	3 month USD-LIBOR-BBA	3,956
	19,070,000	(E)	(208,962)	06/19/23	2.00%	3 month USD-LIBOR-BBA	(41,911)
	826,000		—	03/08/23	3 month USD-LIBOR-BBA	2.01875%	1,820
	826,000		—	03/11/23	3 month USD-LIBOR-BBA	2.065%	5,141
	3,178,000		—	03/11/18	0.9875%	3 month USD-LIBOR-BBA	(7,389)
	9,238,000		—	03/20/18	0.968125%	3 month USD-LIBOR-BBA	(8,614)
	2,631,000		—	03/04/16	3 month USD-LIBOR-BBA	0.5025%	(1,175)
	833,000		—	03/04/23	3 month USD-LIBOR-BBA	1.975%	(1,409)
	15,186,000	(E)	(15,961)	06/19/15	0.40%	3 month USD-LIBOR-BBA	439
	67,565,000	(E)	(221,507)	06/19/18	1.00%	3 month USD-LIBOR-BBA	(54,621)
	3,940,000		—	03/06/16	3 month USD-LIBOR-BBA	0.495%	(2,800)
	1,239,000		—	03/06/23	3 month USD-LIBOR-BBA	1.9575%	(4,231)
	4,767,000		—	03/06/18	0.915%	3 month USD-LIBOR-BBA	4,667
	390,000	(E)	4,454	06/19/43	3 month USD-LIBOR-BBA	3.00%	1,739
	50,254,000	(E)	624,900	06/19/23	3 month USD-LIBOR-BBA	2.00%	184,677
	4,754,000	(E)	4,797	06/19/15	3 month USD-LIBOR-BBA	0.40%	(337)
	2,606,000		—	03/08/16	3 month USD-LIBOR-BBA	0.5175%	(119)
	3,178,000		—	03/08/18	0.955%	3 month USD-LIBOR-BBA	(2,904)
	2,606,000		—	03/11/16	3 month USD-LIBOR-BBA	0.535%	1,104
	2,431,000		—	03/20/23	3 month USD-LIBOR-BBA	2.045%	8,804
	7,650,000		—	03/20/16	3 month USD-LIBOR-BBA	0.521465%	(1,255)
	Deutsche Bank AG
	767,000	(E)	(1,740)	06/19/43	3.00%	3 month USD-LIBOR-BBA	3,599
	13,023,000	(E)	14,936	06/19/15	3 month USD-LIBOR-BBA	0.40%	871
	8,566,000	(E)	(21,921)	06/19/18	1.00%	3 month USD-LIBOR-BBA	(763)
	19,732,000	(E)	(195,404)	06/19/23	2.00%	3 month USD-LIBOR-BBA	(22,553)
	Goldman Sachs International
	5,556,000	(E)	111,638	06/19/23	3 month USD-LIBOR-BBA	2.00%	62,969
	8,505,000	(E)	(11,015)	06/19/15	0.40%	3 month USD-LIBOR-BBA	(1,829)
	21,828,800	(E)	(340,629)	06/19/23	2.00%	3 month USD-LIBOR-BBA	(149,406)
	6,880,000	(E)	44,316	06/19/43	3 month USD-LIBOR-BBA	3.00%	(3,569)
	JPMorgan Chase Bank N.A.
	6,860,000	(E)	(7,609)	06/19/15	0.40%	3 month USD-LIBOR-BBA	(200)
	9,832,200	(E)	(130,086)	06/19/23	2.00%	3 month USD-LIBOR-BBA	(43,957)
	Royal Bank of Scotland PLC (The)
	2,136,000	(E)	(28,300)	06/19/23	2.00%	3 month USD-LIBOR-BBA	(9,589)

	Total						$(297,731)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$500,814	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(2,395)
Barclays Bank PLC
1,640,001	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,980)
1,334,413	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	7,803
772,072	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,693)
3,711,633	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(18,061)
2,610,095	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	11,458
2,220,887	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	9,746
912,218	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,363)
1,695,288	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,108)
1,291,144	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,979
9,409,109	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(45,000)
9,699,172	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(47,198)
4,590,076	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	20,143
272,714	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	2,205
1,151,814	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,509)
605,311	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,656
2,647,880	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(11,553)
1,023,110	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	506
8,304,300	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(40,409)
7,310,346	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	32,080
2,268,890	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	18,346
158,935	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(352)
871,899	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,243)
389,821	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,711
301,854	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	948
4,237,180	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	18,594
3,505,035	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(17,055)
2,164,545	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,352)
300,372	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,437)
396,949	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,743
2,423,826	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	14,173
10,030,010	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	44,015
1,483,013	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,508
271,967	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,194
881,474	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,869
638,992	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,805
298,820	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(769)
297,442	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,447)
8,305,130	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(40,413)
10,376,103	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(26,704)
5,932,236	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	28,866
7,411,581	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	19,074
1,555,036	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	7,437
Citibank, N.A.
2,332,870	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	10,237
4,083,431	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	17,920
2,202,784	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	9,611
2,608,094	(13,856)	1/12/41	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	501
Credit Suisse International
191,677	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(917)
2,165,664	—	1/12/39	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	8,867
500,230	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,392)
4,119,298	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	19,701
Goldman Sachs International
1,214,343	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,808)
576,284	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,275)
2,019,485	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(4,469)
1,557,959	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(3,447)
655,642	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	324
5,956,944	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	2,945
886,505	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,240)
1,956,874	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(4,330)
193,430	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(925)
948,449	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,536)
954,964	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(4,167)
1,915,387	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(9,163)
1,915,387	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(9,163)
216,221	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,034)
2,000,166	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(8,727)
738,506	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(3,222)
1,373,294	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,568)
2,890,719	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(14,066)
1,085,971	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,284)
3,230,455	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(15,450)
3,367,564	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(14,693)
1,000,360	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(4,365)
333,681	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,596)
734,202	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	363
1,194,546	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	591
1,696,456	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,114)
120,737	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(267)
1,064,024	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(4,642)
3,792,958	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(20,502)
1,255,668	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	621
749,987	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	371
2,511,153	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,242
512,677	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,134)
459,323	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,197)
1,558,624	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,584)
1,777,101	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,499)
3,960,083	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(19,270)
1,870,348	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(9,101)
267,548	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(592)
968,318	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,631)
638,728	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,413)
146,811	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(714)
391,607	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,906)
619,962	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,372)
1,239,924	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,744)
839,846	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,858)
466,920	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,233)
332,152	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(735)
851,442	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,072)
2,213,295	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(4,897)
1,606,135	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(7,683)
1,590,684	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	7,608
3,718,997	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	17,787
747,130	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,573
747,130	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,573
3,921,777	(5,515)	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	14,538
JPMorgan Chase Bank N.A.
1,553,408	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(6,778)

Total					$(166,584)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

			Upfront			Fixed payments
			premium		Termi-	received	Unrealized
	Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	DJ CDX NA CMBX BBB Index	BBB-/P	$6,388	$106,000	5/11/63	300 bp	$(928)
	DJ CDX NA CMBX BBB Index	BBB-/P	10,321	151,000	5/11/63	300 bp	(100)
	DJ CDX NA CMBX BBB Index	BBB-/P	13,088	212,000	5/11/63	300 bp	(1,544)
	DJ CDX NA CMBX BBB Index	BBB-/P	12,483	219,000	5/11/63	300 bp	(2,631)
	Goldman Sachs International
	DJ CDX NA IG Series 20 Index	BBB+/P	(7,530)	1,370,000	6/20/18	100 bp	(426)

	Total						$(5,629)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2013. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through March 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $374,866,230.
(b)	The aggregate identified cost on a tax basis is $498,052,597, resulting in gross unrealized appreciation and depreciation of $25,545,805 and $2,486,801, respectively, or net unrealized appreciation of $23,059,004.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$56,836,229	$27,381,975	$84,218,204	$266	$—
	Putnam Short Term Investment Fund *	—	76,855,664	9,834,917	5,340	67,020,747
	Totals	$56,836,229	$104,237,639	$94,053,121	$5,606	$67,020,747
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $179,007,235 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge interest rate risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Upfront premiums are recorded as realizes gains and losses at the closing of the contract. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments received or made are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty. There is minimal counterparty risk with respect to centrally cleared interest rate contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to manage exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities.
In an OTC credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.
For the fund's average notional amount on OTC credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $69,839 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $210,319 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $309,684.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Corporate bonds and notes	$—	$114,782,966	$—
Foreign government and agency bonds and notes	—	435,145	—
Mortgage-backed securities	—	141,506,951	—
Municipal bonds and notes	—	1,841,813	—
Senior loans	—	47,403	—
U.S. Government and Agency Mortgage Obligations	—	190,983,834	—
U.S. Treasury Obligations	—	563,040	—
Short-term investments	68,021,747	2,928,702	—

Totals by level	$68,021,747	$453,089,854	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$54,816	$—	$—
Forward premium swap option contracts	—	(88,869)	—
TBA sale commitments	—	(72,328,439)	—
Interest rate swap contracts	—	737,643	—
Total return swap contracts	—	(147,213)	—
Credit default contracts	—	(40,379)	—

Totals by level	$54,816	$(71,867,257)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$7,104	$47,483
Interest rate contracts	2,408,635	1,852,258

Total	$2,415,739	$1,899,741

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased swap option contracts (contract amount)	$355,100,000
Written swap option contracts (contract amount)	$170,100,000
Futures contracts (number of contracts)	1,000
OTC interest rate swap contracts (notional)	$433,200,000
OTC total return swap contracts (notional)	$213,500,000
OTC credit default swap contracts (notional)	$1,900,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 24, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 24, 2013